FORM N-SAR

                       SEMI-ANNUAL REPORT

               FOR REGISTERED INVESTMENT COMPANIES


Report for six-month period ending:       /   /          (a)

        or fiscal year ending:   12/31/00                (b)


Is this a transition report?  (Y/N)     N
                                     -------

Is this an amendment to a previous filing?  (Y/N)      N
                                                   --------

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.   Registrant Name:    Star Lane Trust

     B.   File Number:        811 - 09795

     C.   Telephone Number:   (314) 995-8700


2.   A.   Street:             11901 Olive Boulevard

     B.   City:               St. Louis

     C.   State:              MO

     D.   Zip Code:           63141
          Zip Ext:

     E.   Foreign Country:
          Foreign Postal Code:

3.   Is  this the first filing on this form by Registrant? (Y/N)        Y
                                                                     -------

4.   Is  this the last filing on this form by Registrant?   (Y/N)       N
                                                                     -------

5.   Is  Registrant  a small business investment compan (SBIC)? (Y/N)   N
                                                                     -------

           [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is  Registrant   a  unit  investment  trust  (UIT)?    (Y/N)       Y
                                                                     -------

           [If answer is "Y" (Yes), complete only items 111 through 132.]

For period ending:  12/31/00
File number:        811 - 09795
If filing more than one Page 2, "X" box: /  /



UNIT INVESTMENT TRUSTS


111.  A. [/]    Depositor Name:    Star Lane  Holdings Trust Statutory Trust

      B. [/]    File Number (if any):

      C. [/]    City:              St. Louis
                State:             MO
                Zip Code:          63141
                Zip Ext.:
                Foreign Country:
                Foreign Postal Code:

111.  A. [/]    Depositor Name:

      B. [/]    File Number (if any):

      C. [/]    City:
                State:
                Zip Code:
                Zip Ext.:
                Foreign Country:
                Foreign Postal Code:


112.  A. [/]    Sponsor Name:

      B. [/]    File Number (if any):

      C. [/]    City:
                State:
                Zip Code:
                Zip Ext.:
                Foreign Country:
                Foreign Postal Code:

112.  A. [/]    Sponsor Name:

      B. [/]    File Number (if any):

      C. [/]    City:
                State:
                Zip Code:
                Zip Ext.:
                Foreign Country:
                Foreign Postal Code:

For period ending:  12/31/00
File number:        811 - 09795
If filing more than one Page 3, "X" box: /  /



113.  A. [/]    Trustee Name:  First Bank

      B. [/]    File Number (if any):

      C. [/]    City:          St. Louis
                State:         MO
                Zip Code:      63141
                Zip Ext.:
                Foreign Country:
                Foreign Postal Code:

113.  A. [/]    Trustee Name:

      B. [/]    File Number (if any):

      C. [/]    City:
                State:
                Zip Code:
                Zip Ext.:
                Foreign Country:
                Foreign Postal Code:


114.  A. [/]    Principal Underwriter Name:

      B. [/]    File  Number  (if  any):          8   -  _________

      C. [/]    City:
                State:
                Zip Code:
                Zip Ext.:
                Foreign Country:
                Foreign Postal Code:

114.  A. [/]    Principal Underwriter Name:

      B. [/]    File  Number  (if  any):          8   - _________

      C. [/]    City:
                State:
                Zip Code:
                Zip Ext.:
                Foreign Country:
                Foreign Postal Code:

For period ending:  12/31/00
File number:        811 - 09795
If filing more than one Page 4, "X" box: /X/



115.  A. [/]   Independent Public Accountant Name:     KPMG LLP

      B. [/]    City:              St. Louis
                State:             MO
                Zip Code:          63102
                Zip Ext.:          1761
                Foreign Country:
                Foreign Postal Code:

115.  A. [/]    Independent  Public  Accountant Name:

      B. [/]    City:
                State:
                Zip Code:
                Zip Ext.:
                Foreign Country:
                Foreign Postal Code:

For period ending:            12/31/00
File number:                  811 - 09795
If filing more than one Page 5, "X" box: /  /



116. Family of investment companies information:

     A.[/] Is Registrant part of a family of investment companies? (Y/N)    N
                                                                         ------

     B.[/] Identify the family in 10 letters:

           (NOTE:   In filing this  form,  use this  identification
           consistently for  all  investment   companies in family.
           This designation is for  purposes of this form only.)

117. A.[/] Is Registrant a separate account of an insurance company? (Y/N)  N
                                                                         ------

           If  answer  is   "Y"  (Yes),  are  any  of   the  following types  of
           contracts funded by the Registrant?

            B.  [/]  Variable annuity contracts?      (Y/N)

            C.  [/]  Scheduled premium variable life contracts?  (Y/N)

            D.  [/] Flexible premium variable life contracts?  (Y/N)

            E.  [/] Other  types  of  insurance  products registered  under  the
                    Securities Act of 1933?

118.   [/]  State  the number of series existing  at the end of the  period that
            had securities registered under the Securities Act of 1933      0
                                                                         ------

119.   [/]  State  the  number  of  new series for which registration statements under the  Securities  Act  of  1933  became  effective  during  the
            period      0
                      -----
120.   [/]  State  the total value of the  portfolio securities  on  the date of deposit for the new series included in item 119 ($000 omitted) $0
                                                                         ------

121.   [/]  State  the  number  of series for which a  current prospectus was in
            existence at the end of the period                              0
                                                                         ------

122.   [/]  State  the  number of existing  series for  which  additional  units were registered under  the Securities Act of 1933 during the current
            period       0
                       -----

For period ending:   12/31/00
File number:         811 - 09795
If filing more than one Page 6, "X" box: /  /



123.  [/]   State  the  total  value  of  the  additional  units  considered  in
            answering item 122 ($000 omitted)      $0
                                                 ------

124.  [/]   State the total value of units of prior  series that were  placed in the portfolios of subsequent series  during the current  period (the value of these  units  is to be  measured  on  the  date  they  were
            placed  in the subsequent series) ($000 omitted)    $0
                                                              ------

125.  [/]   State   the  total  dollar amount of sales loads collected   (before
            reallowances  to  other  brokers   or  dealers)  by     Registrant's
            principal underwriter and any underwriter which  is  an   affiliated
            person  of   the   principal underwriter  during  the current period
            solely  from  the  sale of units of all series of  Registrant  ($000
            omitted)             $0
                               ------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000 omitted) $0
                                                                   ------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                      Number of                   Total Income
                                       Series     Total Assets    Distributions
                                      Investing ($000's omitted)($000's omitted)

     A. U.S. Treasury direct issue                 $
                                      ---------    ----------     ----------
     B. U.S. Government agency                     $
                                      ---------    ----------     ----------
     C. State and municipal
        tax-free                                   $
                                      ---------    ----------     ----------
     D. Public utility debt

     E. Brokers or dealers debt
        or debt of brokers' or
        dealers' parent                            $
                                      ---------    ----------     ----------
     F. All other corporate
        intermediate
        & long-term debt                           $
                                      ---------    ----------     ----------
     G. All  other corporate
        short-term debt                            $
                                      ---------    ----------     ----------
     H. Equity securities of
        brokers  or dealers
        or parents of brokers
        or dealers                                 $
                                      ---------    ----------     ----------
     I  Investment   company
        equity securities                          $
                                      ---------    ----------     ----------
     J. All other equity
        securities                                 $
                                      ---------    ----------     ----------

     K. Other securities                  1        $911,176       56,504
                                      ---------    ----------     ----------

     L. Total  assets of
        all series  of
        registrant                                 $
                                      ---------    ----------     ----------

For period ending:            12/31/00
File number:                  811 - 09795
If filing more than one Page 7, "X" box: / /



128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current  period  insured  or  guaranteed  by  an  entity other than the
         issuer?   (Y/N)               N
                                    -------
         [If answer is "N" (No), go to item 131.]

129. [/] Is  the  issuer   of   any  instrument  covered in  item 128 delinquent
         or in default as to payment of principal or interest at the end of the current period? (Y/N)

         [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131. Total  expenses  incurred  by all series of  Registrant  during the current
     reporting period ($000's omitted)   $0
                                       ------
132. [/] List the  "811"   (Investment Company Act of 1940) registration  number
         for all  Series of Registrant that are being included in  this filing:

       811-09795       811-__________      811-__________      811-__________       811-__________
           ---------

       811-_________   811-__________      811-__________      811-__________       811-__________

       811-_________   811-__________      811-__________      811-__________       811-__________

       811-_________   811-__________      811-__________      811-__________       811-__________

       811-_________   811-__________      811-__________      811-__________       811-__________

       811-_________   811-__________      811-__________      811-__________       811-__________

       811-_________   811-__________      811-__________      811-__________       811-__________

       811-_________   811-__________      811-__________      811-__________       811-__________

       811-_________   811-__________      811-__________      811-__________       811-__________


For period ending:   12/31/00
File number:         811 - 09795
If filing more than one Page 8, "X" box: /  /



                         SIGNATURE PAGE


     This report is signed on behalf of the Depositor.

City of St. Louis
State of Missouri
02/20/01



                              STAR LANE HOLDINGS TRUST STATUTORY TRUST




                              By: /s/ Frank H. Sanfilippo
                                  -----------------------
                                   Frank H. Sanfilippo
                                   Trustee


                              By: /s/ Lisa K. Vansickle
                                  -----------------------
                                   Lisa K. Vansickle
                                   Trustee